Note 6 - Equity Compensation Plans (Details) - Black Scholes Option-Pricing Model Inputs (USD $)	12 Months Ended
Dec. 31, 2013
Black Scholes Option-Pricing Model Inputs [Abstract]
Exercise price (in Dollars per share)	$ 11.50
Expected stock price volatility	18.49%
Risk-free rate of interest	0.37%
Expected life of options (in years)	5 years